TAXATION - Provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax disclosure [line items]
Current expense	$ 45,820,250	$ 21,770,590
Deferred expense (benefit)	(16,559,339)	316,873
Change in valuation allowance	2,980,526	1,386,577
Total income tax expense	29,260,911	22,087,463
Federal
Income tax disclosure [line items]
Current expense	38,461,470	18,957,490
Deferred expense (benefit)	(13,414,139)	110,928
State
Income tax disclosure [line items]
Current expense	7,358,780	2,813,100
Deferred expense (benefit)	(3,145,200)	205,945
Foreign
Income tax disclosure [line items]
Deferred expense (benefit)	$ (2,980,526)	$ (1,386,577)